Related Party Balances and Transactions - Additional Information (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 2,071	$ 301	¥ 551,214,823
Key Management and their Immediate Families [Member] | Due on Demand, Interest Free and Uncollateralized [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 0	$ 0	¥ 1,000,000